Segment Reporting (Tables)	12 Months Ended
Sep. 30, 2020
Segment Reporting [Abstract]
Schedule of revenues by geographic areas
	September 30, 2020		September 30, 2019		September 30, 2018
Top 5 International Markets:	Sales Amount (In USD)	As % of Sales	Sales Amount (In USD)	As % of Sales	Sales Amount (In USD)	As % of Sales
China	$47,271,235	79.93%	$47,606,489	72.66%	35,487,131	58.77%
India	5,082,525	8.59%	3,795,089	5.79%	13,497,542	22.35%
US	2,996,803	5.07%	8,285,920	12.65%	5,542,392	9.18%
Australia	1,327,488	2.24%	473,613	0.72%	468,588	0.78%
Canada	925,420	1.56%	2,039,051	3.11%	2,745,347	4.55%
Other foreign countries	1,533,807	2.59%	3,318,154	5.07%	2,675,004	4.37%